Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,925,767
Proposed Maximum Offering Price per Unit	76.73
Maximum Aggregate Offering Price	$ 301,224,101.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,599.05
Offering Note
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-291503), filed with the Securities and Exchange Commission on November 13, 2025. The number of shares of the registrant's common stock, $0.001 par value per share (the "Common Stock") being registered consists of (i) 1,927,194 shares of Common Stock and (ii) 1,998,573 shares of Common Stock issuable upon the exercise of pre-funded warrants to purchase shares of Common Stock, each issued pursuant to the terms of securities purchase agreements between the Company and the selling stockholders. Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's Common Stock as reported on the Nasdaq Global Select Market on November 7, 2025, which date is within five business days prior to the filing of this Registration Statement.